Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax asset	$ 0.2	$ 1.3
Call Spread	0.0	2.3
Tax refunds	0.4	0.2
Right-of-use lease asset, non-current	1.3	2.2
Prepaid fees	0.0	9.2
Total other long-term assets	$ 1.9	$ 15.2